Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Accrued Expenses and Other Liabilities [Abstract]
Accrued contract expenses	$ 3.7	$ 6.9
Accrued contract loss	$ 0.7	$ 1.0